Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

(the “Fund”)

Supplement dated April 24, 2019

to the Fund’s Prospectus and Summary Prospectus, each dated October 31, 2018,

as may be supplemented from time to time

Effective immediately, the third paragraph of the section “The Fund’s Principal Investment Strategy” on page 91 of the Prospectus and page 2 of the Summary Prospectus is deleted and replaced with the following:

The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, China, Cyprus, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Latvia, Lithuania, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Russia, Singapore, Slovakia, Slovenia, South Korea, Spain, Sweden, Switzerland, Thailand and the United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the Index are updated monthly, on the last business day of each month. As of August 31, 2018, a significant portion of the Fund comprised companies located in Europe and Japan, although this may change from time to time. As of August 31, 2018, there were approximately 260 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 1.92 years and the modified adjusted duration of securities in the Index was approximately 1.89 years.

SPDR® SERIES TRUST

SPDR Bloomberg Barclays International Treasury Bond ETF

(the “Fund”)

Supplement dated April 24, 2019

to the Fund’s Prospectus and Summary Prospectus, each dated October 31, 2018,

as may be supplemented from time to time

Effective immediately, the third paragraph of the section “The Fund’s Principal Investment Strategy” on page 97 of the Prospectus and page 2 of the Summary Prospectus is deleted and replaced with the following:

The Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, China, Cyprus, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Latvia, Lithuania, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Russia, Singapore, Slovakia, Slovenia, South Korea, Spain, Sweden, Switzerland, Thailand and the United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. As of August 31, 2018, a significant portion of the Fund comprised companies located in Europe and Japan, although this may change from time to time. As of August 31, 2018, there were approximately 1,187 securities in the Index and the modified adjusted duration of securities in the Index was approximately 8.12 years.

SPDR® SERIES TRUST

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

(the “Fund”)

Supplement dated April 24, 2019

to the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated October 31, 2018, as may be supplemented from time to time

Effective immediately, the Prospectus, Summary Prospectus and SAI are revised as follows:

1)	The third paragraph of the section “The Fund’s Principal Investment Strategy” on page 110 of the Prospectus and page 2 of the Summary Prospectus is deleted and replaced with the following:

The Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays EM Local Currency Government Index, screened such that the following countries are included: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, the Philippines, Poland, Romania, Russia, South Africa, South Korea, Thailand and Turkey. As of August 31, 2018, there were approximately 489 securities in the Index and the modified adjusted duration of securities in the Index was approximately 5.38 years.

SPDR(R) Bloomberg Barclays Short Term International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

(the “Fund”)

Supplement dated April 24, 2019

to the Fund’s Prospectus and Summary Prospectus, each dated October 31, 2018,

as may be supplemented from time to time

Effective immediately, the third paragraph of the section “The Fund’s Principal Investment Strategy” on page 91 of the Prospectus and page 2 of the Summary Prospectus is deleted and replaced with the following:

The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, China, Cyprus, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Latvia, Lithuania, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Russia, Singapore, Slovakia, Slovenia, South Korea, Spain, Sweden, Switzerland, Thailand and the United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the Index are updated monthly, on the last business day of each month. As of August 31, 2018, a significant portion of the Fund comprised companies located in Europe and Japan, although this may change from time to time. As of August 31, 2018, there were approximately 260 securities in the Index, the dollar-weighted average maturity of the securities in the Index was 1.92 years and the modified adjusted duration of securities in the Index was approximately 1.89 years.

SPDR(R) Bloomberg Barclays International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

SPDR Bloomberg Barclays International Treasury Bond ETF

(the “Fund”)

Supplement dated April 24, 2019

to the Fund’s Prospectus and Summary Prospectus, each dated October 31, 2018,

as may be supplemented from time to time

Effective immediately, the third paragraph of the section “The Fund’s Principal Investment Strategy” on page 97 of the Prospectus and page 2 of the Summary Prospectus is deleted and replaced with the following:

The Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Chile, China, Cyprus, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Latvia, Lithuania, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Russia, Singapore, Slovakia, Slovenia, South Korea, Spain, Sweden, Switzerland, Thailand and the United Kingdom. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. As of August 31, 2018, a significant portion of the Fund comprised companies located in Europe and Japan, although this may change from time to time. As of August 31, 2018, there were approximately 1,187 securities in the Index and the modified adjusted duration of securities in the Index was approximately 8.12 years.

SPDR(R) Bloomberg Barclays Emerging Markets Local Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

(the “Fund”)

Supplement dated April 24, 2019

to the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated October 31, 2018, as may be supplemented from time to time

Effective immediately, the Prospectus, Summary Prospectus and SAI are revised as follows:

1)	The third paragraph of the section “The Fund’s Principal Investment Strategy” on page 110 of the Prospectus and page 2 of the Summary Prospectus is deleted and replaced with the following:

The Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC and Fitch Inc., respectively). Each of the component securities in the Index is a constituent of the Bloomberg Barclays EM Local Currency Government Index, screened such that the following countries are included: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, the Philippines, Poland, Romania, Russia, South Africa, South Korea, Thailand and Turkey. As of August 31, 2018, there were approximately 489 securities in the Index and the modified adjusted duration of securities in the Index was approximately 5.38 years.